Segment Reporting - Additional Information (Details)	12 Months Ended
Dec. 31, 2022 location area segment
Segment Reporting
Number of areas Group companies are divided into | area	4
Geographical information
Number of geographical areas | location	4
Number of geographical segments | segment	4